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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario, Canada
         M5V 2L1

Form 13F File Number: 028 - 13698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: (416) 204-6220

Signature, Place, and Date of Signing:


  /s/  Paul Spagnolo             Toronto, ON                   07/25/2011
----------------------   ----------------------------    -----------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           27

Form 13F Information Table Value Total: $    178,909
                                         (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
30-JUN-11                                                           MARKET                    INVESTMENT     OTHER          VOTING
NAME OF ISSUER                     TITLE OF CLASS      CUSIP  VALUE (X$1000)   SHARES  SH/PN  DISCRETION  MANAGERS  AUTHORITY SOLE
----------------------------------------------------------------------------------------------------------------------------------
Teck Resources Ltd                           CL B  878742204      $11,538.38  227,402     SH        Sole                   227,402
Tyco International Ltd                        COM  H89128104      $10,552.96  213,493     SH        Sole                   213,493
Toronto-Dominion Bank/The                     COM  891160509       $9,886.01  116,443     SH        Sole                   116,443
Intel Corp                                    COM  458140100       $9,703.42  437,880     SH        Sole                   437,880
Occidental Petroleum Corp                     COM  674599105       $9,680.09   93,042     SH        Sole                    93,042
iShares MSCI Japan Index Fund                 COM  464286848       $9,643.58  924,600     SH        Sole                   924,600
Microsoft Corp                                COM  594918104       $9,621.69  370,065     SH        Sole                   370,065
Canadian Imperial Bank of Comm                COM  136069101       $9,367.82  118,625     SH        Sole                   118,625
CVS Caremark Corp                             COM  126650100       $8,213.67  218,565     SH        Sole                   218,565
Suncor Energy Inc                             COM  867224107       $7,844.63  200,630     SH        Sole                   200,630
Rogers Communications Inc                    CL B  775109200       $7,756.91  196,278     SH        Sole                   196,278
Nexen Inc                                     COM  65334H102       $7,249.50  322,200     SH        Sole                   322,200
Starbucks Corp                                COM  855244109       $7,202.98  182,400     SH        Sole                   182,400
Magna International Inc                       COM  559222401       $7,171.11  132,700     SH        Sole                   132,700
Noble Corp                                    COM  H5833N103       $7,154.73  181,546     SH        Sole                   181,546
Bank of America Corp                          COM  060505104       $6,978.78  636,750     SH        Sole                   636,750
Schlumberger Ltd                              COM  806857108       $6,696.00   77,500     SH        Sole                    77,500
Morgan Stanley                                COM  617446448       $6,679.34  290,280     SH        Sole                   290,280
Honeywell International Inc                   COM  438516106       $6,204.51  104,120     SH        Sole                   104,120
Procter & Gamble Co/The                       COM  742718109       $5,415.40   85,188     SH        Sole                    85,188
Teva Pharmaceutical Industries                COM  881624209       $3,929.93   81,500     SH        Sole                    81,500
CGI Group Inc                        CL A SUB VTG  39945C109       $2,273.59   92,235     SH        Sole                    92,235
SPDR S&P Homebuilders ETF                     COM  78464A888       $2,098.57  116,200     SH        Sole                   116,200
Research In Motion Ltd                        COM  760975102       $1,863.05   64,577     SH        Sole                    64,577
GLG Life Tech Corp                            COM  361793201       $1,861.61  277,026     SH        Sole                   277,026
Apple Inc                                     COM  037833100       $1,745.48    5,200     SH        Sole                     5,200
Sycamore Networks Inc                         COM  871206405         $576.17   25,907     SH        Sole                    25,907